Finance income and costs (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Analysis of income and expense [abstract]
Interest income	€ 0.1	€ 0.1	€ 0.6	€ 1.9
Net foreign exchange gains on translation of financial assets and liabilities	1.0	0.7	5.7	1.6
Total finance income	1.1	0.8	6.3	3.5
Interest expense	(14.6)	(14.1)	(43.6)	(42.6)
Net pension interest costs	(0.6)	(0.9)	(2.0)	(2.8)
Amortization of borrowing costs	(0.5)	(0.5)	(1.5)	(1.5)
Net fair value losses on derivatives held for trading	(1.1)	(3.2)	(3.4)	(4.6)
Total finance costs	(16.8)	(18.7)	(50.5)	(51.5)
Net financing costs	€ 15.7	€ 17.9	€ 44.2	€ 48.0